Restructuring Costs (Details)		12 Months Ended
	Feb. 29, 2020 USD ($)	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($)
Restructuring Costs
Number of employees served | employee		20
Restructuring costs	$ 800,000	$ 0	$ 772,000
Restructuring accrual		$ 0